UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Systematic Municipal Bond Index ETF Fidelity® Systematic Municipal Bond Index ETF : FMUN Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Systematic Municipal Bond Index ETF for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Systematic Municipal Bond Index ETF	$ 7	0.07%
What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a small gain for the 12 months ending June 30, 2025. Although the U.S. Federal Reserve's mid-September pivot to cutting its policy interest rate was supportive of muni bond prices through November 2024, returns were subsequently crimped by tariff policy uncertainty that clouded the picture for future rate cuts, as well as by unfavorable supply/demand muni market dynamics.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include credit quality, duration, key rate durations and other factors.
•Differences in the way fund holdings and index holdings were priced modestly detracted from the fund's performance versus the benchmark. Fund holdings were priced by a third-party pricing service and validated daily by Fidelity Management and Research's (FMR) fair-value processes. Securities within the index, however, were priced by the index provider. Effective April 4, 2025, the ETF and its new benchmark use the same pricing source.
•Trading costs associated with the purchases and sale of municipal securities slightly detracted from relative performance as well.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund B
Fidelity® Systematic Municipal Bond Index ETF - NAV A	0.71%	0.03%	0.27%
Fidelity Systematic U.S. Municipal Bond IndexC	1.23%	n/a	n/a
Bloomberg Municipal Bond Index	1.11%	0.51%	1.10%
A   Returns prior to the conversion are those of the former corresponding fund
B    From July 11, 2019
C   From May 30, 2024
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$164,547,238
Number of Holdings	1,171
Total Advisory Fee	$111,349
Portfolio Turnover	69%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	35.9
Transportation	17.5
Special Tax	13.2
Health Care	10.1
Water & Sewer	6.5
Electric Utilities	6.4
Education	5.0
Others(Individually Less Than 5%)	3.7
98.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.2
AA - 56.2
A - 30.5
BBB - 2.9
BB - 0.1
CCC,CC,C - 0.0
Not Rated - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
California	21.5
New York	19.1
Texas	5.8
Illinois	4.9
New Jersey	4.2

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity® Municipal Bond Index Fund converted to Fidelity® Systematic Municipal Bond Index ETF on April 4, 2025. The ETF is managed to a new proprietary index, Fidelity® Systematic U.S. Municipal Bond Index. The ETF's principal investment strategies and principal investment risks reflect the ETF structure and new index.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917226.100    8347-TSRA-0825

Item 2.

Code of Ethics

As of the end of the period, June 30, 2025, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Systematic Municipal Bond Index ETF (the “Fund”):

Services Billed by PwC

June 30, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Systematic Municipal Bond Index ETF	$35,400	$-	$5,700	$200

June 30, 2024 FeesB

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Systematic Municipal Bond Index ETF	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity Systematic Municipal Bond Index ETF commenced operations on April 4, 2025.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	June 30, 2025A,B	June 30, 2024A,B
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Systematic Municipal Bond Index ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2025A,B	June 30, 2024A,B
PwC	$14,643,500	$15,008,400

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Systematic Municipal Bond Index ETF’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of June 30, 2025, the members of the Audit Committee were Laura M. Bishop, Elizabeth S. Acton, Ann E. Dunwoody, Robert W. Helm, Mark A. Murray, Lester Owens, Edward Wiese, and Carol J. Zierhoffer.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Systematic Municipal Bond Index ETF

Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Systematic Municipal Bond Index ETF
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Municipal Securities - 98.3%
	Principal Amount (a)	Value ($)
Alabama - 3.1%
General Obligations - 2.6%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	150,000	153,432
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	300,000	315,484
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	970,000	972,447
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	240,000	252,671
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	680,000	712,255
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (b)	200,000	213,946
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	220,000	231,920
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	345,000	368,147
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	850,000	887,992
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	210,769
		4,319,063
Health Care - 0.2%
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 3.625% 9/1/2041	195,000	174,763
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	130,000	131,800
		306,563
Special Tax - 0.3%
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2040	100,000	96,253
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	320,000	334,534
		430,787
TOTAL ALABAMA		5,056,413
Arizona - 1.9%
Education - 0.1%
Arizona Indl Dev Auth Student Hsg Rev (Provident Properties Proj.) Series 2019A, 5% 6/1/2058	65,000	63,056
University AZ Univ Revs Series 2020 A, 4% 8/1/2044	100,000	90,257
		153,313
Electric Utilities - 1.4%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2027	50,000	51,744
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2031	1,495,000	1,540,138
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2036	40,000	40,842
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	100,000	105,819
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2031	40,000	42,037
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	130,000	135,852
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	255,000	286,152
		2,202,584
General Obligations - 0.0%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	55,000	53,017
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	50,000	53,136
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,323
		121,476
Health Care - 0.2%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	135,000	114,377
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	220,000	222,698
		337,075
Transportation - 0.2%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2045	175,000	175,124
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2048 (c)	150,000	148,499
		323,623
TOTAL ARIZONA		3,138,071
California - 21.5%
Education - 2.3%
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	60,000	68,218
California Edl Facs Auth Rev (Stanford University Proj.) Series U 6, 5% 5/1/2045	35,000	38,238
California Educational Facilities Authority (Stanford University Proj.) Series V3, 5% 6/1/2033	175,000	202,862
California St Univ Rev Series 2015A, 5% 11/1/2027	20,000	20,125
California St Univ Rev Series 2015A, 5% 11/1/2033	105,000	105,453
California St Univ Rev Series 2015A, 5% 11/1/2043	40,000	40,020
California St Univ Rev Series 2016A, 3.125% 11/1/2036	155,000	142,068
California St Univ Rev Series 2016A, 5% 11/1/2026	45,000	45,931
California St Univ Rev Series 2016A, 5% 11/1/2045	125,000	125,294
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2042	100,000	100,077
University CA Revs 5% 5/15/2035	250,000	272,253
University CA Revs Series 2016AR, 5% 5/15/2035	135,000	136,611
University CA Revs Series 2017 AY, 5% 5/15/2028	20,000	20,826
University CA Revs Series 2017M, 5% 5/15/2032	75,000	77,533
University CA Revs Series 2017M, 5% 5/15/2036	80,000	81,854
University CA Revs Series 2018 O, 4% 5/15/2048	165,000	149,580
University CA Revs Series 2018 O, 5% 5/15/2058	105,000	105,327
University CA Revs Series 2023 BN, 5% 5/15/2030	150,000	165,974
University CA Revs Series 2023 BQ, 5% 5/15/2035	50,000	55,781
University CA Revs Series 2024 BS, 5% 5/15/2044	20,000	21,006
University CA Revs Series 2024 BV, 5% 5/15/2038	270,000	294,716
University CA Revs Series 2024 BW, 5% 5/15/2031	1,000,000	1,121,047
University CA Revs Series 2025 BZ, 5% 5/15/2039	315,000	344,192
		3,734,986
Electric Utilities - 1.9%
Imperial CA Irr Dist Elec Rev Series 2016B 1, 5% 11/1/2046	140,000	140,807
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2040	125,000	125,039
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2046	70,000	68,993
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2031	15,000	15,503
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2030	55,000	57,838
Los Angeles CA Wtr & Pwr Rev Series 2020 A, 5% 7/1/2027	135,000	139,790
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	275,000	284,415
Los Angeles CA Wtr & Pwr Rev Series 2023 A, 5% 7/1/2029	680,000	723,902
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	285,000	300,865
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	140,000	148,200
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	595,000	645,787
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	255,000	255,199
Turlock CA Series 2016, 5% 1/1/2046	205,000	207,561
		3,113,899
Escrowed/Pre-Refunded - 0.5%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (d)	170,000	115,139
California Infra & Econ Dev Bank 5% 7/1/2029 (National Public Finance Guarantee Corporation Insured) (Pre-refunded to 1/1/2028 at 100)	165,000	174,716
Foothill/Estrn Transn CA Toll 0% 1/1/2027 (d)	40,000	38,370
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (d)	195,000	176,662
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2033 (Escrowed to Maturity)	50,000	57,156
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2034 (Pre-refunded to 10/1/2033 at 100)	10,000	11,431
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,136
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2028 (d)	200,000	187,369
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 1993 CABS, 0% 1/1/2028 (Escrowed to Maturity) (d)	35,000	32,790
		798,769
General Obligations - 10.1%
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	55,000	39,362
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	2,775,000	2,866,843
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (b)	670,000	675,774
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (b)	275,000	289,769
California St Pub Wks Brd Lse Series 2021 C, 4% 11/1/2038	260,000	258,133
California St Pub Wks Brd Lse Series 2024 A, 5% 4/1/2042	350,000	370,503
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2019 C, 3% 8/1/2044	25,000	19,229
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	20,000	18,081
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	25,000	25,528
City of Fresno Unified School Series 2016A, 4% 8/1/2041	150,000	140,120
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049	10,000	7,366
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (d)	165,000	119,592
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (d)	65,000	37,952
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	27,582
Hayward CA Uni Sch Dist Series 2019 A, 4% 8/1/2048	200,000	179,055
Livermore Valley CA Jt Uni Sch Series 2019, 4% 8/1/2046	190,000	166,883
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	26,661
Long Beach CA Uni Sch Dist 0% 8/1/2035 (d)	150,000	104,635
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2030	15,000	16,803
Los Angeles CA Ccd Gen. Oblig. Series L 1, 5% 8/1/2036	10,000	11,199
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2033	35,000	39,678
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2034	5,000	5,638
Los Angeles Unified School District/CA Series 2017A, 5% 7/1/2026	175,000	179,495
Los Angeles Unified School District/CA Series 2018 B 1, 5% 7/1/2033	125,000	130,687
Los Angeles Unified School District/CA Series 2018 B 1, 5.25% 7/1/2042	50,000	51,122
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	130,000	139,168
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	15,000	16,362
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	50,000	54,326
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2032	25,000	26,225
Los Angeles Unified School District/CA Series 2020 C, 5% 7/1/2030	60,000	66,553
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2033	110,000	126,009
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2036	15,000	16,793
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	25,000	26,413
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2029	250,000	272,703
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2031	630,000	708,224
Los Angeles Unified School District/CA Series A, 5% 7/1/2040	30,000	30,000
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	45,000	47,461
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	30,000	35,853
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	29,878
Marin Healthcare District Gen. Oblig. Series 2017A, 4% 8/1/2047	135,000	118,327
Montebello CA Unified Sch Dist Series 2016A, 5% 8/1/2041	50,000	50,436
Napa Valley CA Uni Sch Dist 4% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	175,000	162,917
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (d)	230,000	155,212
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (d)	495,000	269,881
Oakland CA Uni Sch Dist Alameda Cnty Series 2021 A, 4% 8/1/2046	205,000	190,014
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (d)	35,000	27,377
Poway CA Unified Sch Dist 0% 8/1/2046 (d)	190,000	67,033
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (d)	5,000	1,702
San Bernardino CA Cmnty College Dist Gen. Oblig. Series E, 4.125% 8/1/2049	40,000	37,278
San Diego CA Uni Sch Dist 0% 7/1/2030 (d)	35,000	30,024
San Diego CA Uni Sch Dist 0% 7/1/2038 (d)	250,000	149,722
San Diego CA Uni Sch Dist 0% 7/1/2043 (d)	10,000	4,504
San Diego CA Uni Sch Dist 0% 7/1/2049 (d)	125,000	39,910
San Diego CA Uni Sch Dist 5.5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	80,000	82,359
San Diego CA Uni Sch Dist Series 2017 K 2, 0% 7/1/2031 (d)	430,000	347,553
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	25,000	27,093
San Diego CA Uni Sch Dist Series R 4, 5% 7/1/2028	70,000	70,000
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 3% 8/1/2049	200,000	146,427
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2022D 1, 4.125% 8/1/2052	195,000	179,500
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 4% 8/1/2042	10,000	9,371
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	80,000	80,156
San Jose California Gen. Oblig. Series 2019 C, 5% 9/1/2030	265,000	288,213
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2033 (National Public Finance Guarantee Corporation Insured) (d)	130,000	99,497
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (d)	200,000	139,927
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	31,454
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	200,000	177,749
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3.125% 5/1/2047	225,000	172,166
Saugus Union School District School Facilities Improvement District No 2014-1 Series C, 2.375% 8/1/2044	150,000	102,073
State Center CA Cmnty College Dist Gen. Oblig. Series 2020 B, 2.25% 8/1/2045	250,000	162,535
State of California Gen. Oblig. 2% 11/1/2036	60,000	47,819
State of California Gen. Oblig. 3% 10/1/2033	70,000	68,838
State of California Gen. Oblig. 3% 10/1/2034	50,000	48,066
State of California Gen. Oblig. 3% 10/1/2037	190,000	170,627
State of California Gen. Oblig. 3% 11/1/2035	250,000	235,670
State of California Gen. Oblig. 3% 11/1/2041	185,000	151,535
State of California Gen. Oblig. 3% 11/1/2050	575,000	425,916
State of California Gen. Oblig. 3% 3/1/2028	50,000	50,368
State of California Gen. Oblig. 4% 3/1/2050	40,000	35,799
State of California Gen. Oblig. 4% 8/1/2037	25,000	24,773
State of California Gen. Oblig. 5% 10/1/2048	100,000	101,667
State of California Gen. Oblig. 5% 11/1/2027	50,000	52,801
State of California Gen. Oblig. 5% 3/1/2032	50,000	54,562
State of California Gen. Oblig. 5% 3/1/2032	50,000	54,562
State of California Gen. Oblig. 5% 3/1/2035	215,000	231,159
State of California Gen. Oblig. 5% 3/1/2035 (Pre-refunded to 3/1/2030 at 100)	5,000	5,500
State of California Gen. Oblig. 5% 4/1/2029	140,000	151,941
State of California Gen. Oblig. 5% 4/1/2030	100,000	108,020
State of California Gen. Oblig. 5% 8/1/2026	65,000	65,122
State of California Gen. Oblig. 5% 8/1/2029	20,000	20,024
State of California Gen. Oblig. 5% 8/1/2045	360,000	360,216
State of California Gen. Oblig. 5% 9/1/2026	160,000	164,557
State of California Gen. Oblig. 5% 9/1/2031	230,000	258,803
State of California Gen. Oblig. 5% 9/1/2033	145,000	165,622
State of California Gen. Oblig. 5.25% 8/1/2030	95,000	95,131
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	355,000	345,899
State of California Gen. Oblig. Series 2016, 4% 9/1/2028	110,000	111,145
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	200,000	198,742
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	45,000	46,097
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,070
State of California Gen. Oblig. Series 2016B, 4% 9/1/2035	50,000	49,980
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	15,000	15,360
State of California Gen. Oblig. Series 2016B, 5% 9/1/2032	50,000	51,088
State of California Gen. Oblig. Series 2017, 3.5% 8/1/2027	25,000	25,451
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	75,000	79,201
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	65,000	68,641
State of California Gen. Oblig. Series 2017, 5% 11/1/2031	100,000	104,719
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	80,000	82,113
State of California Gen. Oblig. Series 2017, 5% 8/1/2033	100,000	101,921
State of California Gen. Oblig. Series C, 5% 9/1/2026	20,000	20,075
State of California Gen. Oblig. Series C, 5% 9/1/2028	50,000	50,124
Sunnyvale CA Fin Auth Lease Rev Series 2020, 4% 4/1/2050	380,000	341,137
Sweetwater CA Un High Sch Dist Series 2016, 4% 8/1/2042	350,000	328,172
Twin Rivers Uni Sch Dist Calif 0% 8/1/2041 (Assured Guaranty Municipal Corp Insured) (d)	135,000	61,008
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	140,000	113,636
William S Hart Uni High School Dist 0% 8/1/2033 (d)	50,000	38,158
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2036	165,000	148,878
		16,364,781
Health Care - 1.5%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2024A, 5% 12/1/2028	380,000	400,912
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2026	50,000	50,370
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series 2006C, 5% tender 6/1/2041 (b)	330,000	358,623
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 1, 5% 11/1/2027	40,000	42,203
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	70,000	74,005
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	50,000	39,869
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 4% 11/15/2038	150,000	145,026
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	14,977
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	65,000	59,358
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2026	35,000	36,091
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	25,000	25,913
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2033	260,000	256,728
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	35,000	29,202
California Hlth Facs Fin Auth (Stanford Health Care Proj.) Series 2015A, 5% 8/15/2054	280,000	279,999
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2017A, 5% 4/1/2047	55,000	52,594
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2048	260,000	261,500
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2004 J, 5% tender 4/1/2036 (b)	25,000	27,168
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 4% 5/15/2053	235,000	202,198
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2047	80,000	79,575
		2,436,311
Lease Revenue - 0.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	170,000	172,058
Garden Grove Calif Pub Fing Auth Lease Rev Series 2024A, 4% 4/1/2054	65,000	56,984
		229,042
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	200,000	175,406
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2023A, 5% 4/1/2033	30,000	34,793
		210,199
Special Tax - 0.6%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Lpmr Disney Proj.) Series 1997 C, 0% 9/1/2028 (Assured Guaranty Municipal Corp Insured) (d)	95,000	86,059
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	160,000	139,593
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	45,963
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 5% 7/1/2044	190,000	198,264
Sacramento CA Fin Auth 0% 12/1/2034 (Financial Guaranty Ins CO Insured) (d)	90,000	60,861
Sacramento CA Transn Auth Sales Tax Rev Series 2023, 5% 10/1/2033	140,000	162,713
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	55,000	55,165
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	5,000	3,874
Santa Clara Valley CA Trans Auth Sales Tax Rev 5% 4/1/2033	185,000	214,139
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041	125,000	100,562
		1,067,193
Transportation - 2.3%
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	110,000	109,680
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2038	275,000	270,211
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	5,000	4,452
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	130,000	129,313
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024A, 4% 7/1/2054 (Assured Guaranty Municipal Corp Insured)	205,000	180,074
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (c)	60,000	62,062
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	110,000	94,642
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2034 (c)	10,000	10,256
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2037 (c)	75,000	75,896
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2031 (c)	80,000	83,908
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (c)	230,000	228,812
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2049 (c)	270,000	266,758
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2040	20,000	20,788
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	65,000	66,307
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021A, 4% 7/1/2056	545,000	475,822
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series A, 5% 7/1/2047	50,000	50,283
San Francisco CA City & County Airports Commission International Airport Revenue 4% 5/1/2052 (c)	500,000	412,211
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2026	25,000	25,460
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016C, 5% 5/1/2046	180,000	180,476
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (c)	40,000	39,576
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (c)	25,000	24,700
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019D, 5% 5/1/2034	325,000	346,177
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (c)	275,000	289,226
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5.25% 5/1/2055 (c)	200,000	202,589
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (d)	30,000	23,541
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	20,000	20,156
		3,693,376
Water & Sewer - 2.1%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	15,000	16,922
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2052	20,000	20,829
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2016, 5% 10/1/2026	15,000	15,296
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2017, 5% 10/1/2029	405,000	421,706
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2018, 5% 10/1/2026	25,000	25,817
California St Dept Wtr Res Cen Series AW, 4% 12/1/2034	235,000	235,363
California St Dept Wtr Res Cen Series AX, 5% 12/1/2031	435,000	456,904
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	65,000	70,434
California St Dept Wtr Res Cen Series BB, 5% 12/1/2035	200,000	219,651
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2016B, 5% 7/1/2029	50,000	50,379
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 4% 7/1/2049	140,000	122,868
Metropolitan Wtr Dist Southn Calif Series 2020 C, 5% 7/1/2039	225,000	239,640
Metropolitan Wtr Dist Southn Calif Series 2020A, 5% 7/1/2027	140,000	147,566
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2031	200,000	229,056
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	235,000	272,073
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2033	15,000	16,953
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	30,000	30,486
San Diego County Water Authority 5% 5/1/2047	140,000	146,293
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2032	190,000	217,572
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2034	230,000	259,308
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	185,000	187,409
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	15,000	15,369
Upper Santa Clara Vy Jt Pwrs Auth Calif Rev Series 2020 A, 4% 8/1/2050	85,000	76,263
		3,494,157
TOTAL CALIFORNIA		35,142,713
Colorado - 1.9%
General Obligations - 0.5%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 3% 12/15/2036	105,000	91,449
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	285,000	276,973
Park Creek Met Dist Colo Rev Series 2015 A, 5% 12/1/2045	445,000	443,317
		811,739
Health Care - 0.8%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	100,000	85,979
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	20,000	16,897
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	290,000	306,995
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	75,000	72,093
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	655,000	611,799
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	55,000	47,764
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 4% 5/15/2052	190,000	164,014
		1,305,541
Other - 0.1%
Denver CO Cty & Cnty Sch Dis 1 Series 2025A, 5.25% 12/1/2038	150,000	167,925
Transportation - 0.5%
Denver CO City & Cnty Arpt 5% 11/15/2042 (c)	165,000	166,048
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (c)	30,000	31,126
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	60,000	64,009
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (c)	245,000	248,255
Denver CO City & Cnty Arpt Series 2022B, 5% 11/15/2047	150,000	153,139
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2030 (National Public Finance Guarantee Corporation Insured) (d)	25,000	21,237
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (d)	20,000	16,359
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (d)	25,000	19,613
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (National Public Finance Guarantee Corporation Insured) (d)	100,000	54,736
		774,522
TOTAL COLORADO		3,059,727
Connecticut - 2.4%
Education - 0.1%
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	225,000	221,527
General Obligations - 0.9%
Connecticut St Gen. Oblig. 4% 6/1/2031	30,000	31,302
Connecticut St Gen. Oblig. Series 2015A, 5% 3/15/2028	35,000	35,056
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2026	25,000	25,419
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2027	105,000	109,249
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2028	370,000	396,608
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	25,000	26,012
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	810,000	853,834
Connecticut St Gen. Oblig. Series A, 5% 4/15/2027	25,000	26,012
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	30,000	28,015
		1,531,507
Special Tax - 1.4%
Connecticut St Spl Tax Oblig 4% 5/1/2037	35,000	35,160
Connecticut St Spl Tax Oblig 5% 7/1/2027	1,000,000	1,046,101
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	35,000	36,222
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2028	120,000	128,734
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	10,000	10,540
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	85,000	88,309
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2026	150,000	152,817
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2030	200,000	219,947
Connecticut St Spl Tax Oblig Series 2023B, 5% 7/1/2031	265,000	295,762
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	145,000	144,802
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2030	60,000	61,397
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	5,000	5,110
		2,224,901
TOTAL CONNECTICUT		3,977,935
Delaware - 0.1%
General Obligations - 0.0%
Delaware St Gen. Oblig. 3.25% 3/1/2037	4,000	3,702
Delaware St Gen. Oblig. Series 2021, 5% 2/1/2029	45,000	48,699
		52,401
Health Care - 0.1%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	155,000	132,037
TOTAL DELAWARE		184,438
District Of Columbia - 1.5%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,627
General Obligations - 0.7%
District Columbia Gen. Oblig. 5% 10/15/2044	15,000	15,177
District Columbia Gen. Oblig. 5% 12/1/2026	350,000	361,522
District Columbia Gen. Oblig. Series 2016 A, 4% 6/1/2036	400,000	394,665
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	35,000	35,254
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2031	80,000	85,757
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2040	295,000	302,221
		1,194,596
Special Tax - 0.4%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2029	180,000	196,392
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2033	205,000	219,285
District Columbia Income Tax Rev Series 2020 C, 4% 5/1/2040	195,000	184,672
		600,349
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	65,000	67,481
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2041 (c)	205,000	188,520
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (d)	35,000	28,222
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (d)	70,000	49,031
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (d)	20,000	12,529
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	100,000	70,343
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2044	100,000	88,971
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	45,000	37,241
		542,338
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	130,000	132,222
TOTAL DISTRICT OF COLUMBIA		2,495,132
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	70,000	70,282
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	150,000	151,494
		221,776
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		221,776
Florida - 3.1%
Education - 0.0%
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	100,000	90,276
Electric Utilities - 0.2%
Jacksonville FL Elec Auth Sys Rev Series 2017B, 5% 10/1/2027	125,000	131,080
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	90,000	90,377
		221,457
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (c)	60,000	62,688
General Obligations - 0.2%
Florida St Gen. Oblig. Series 2021 B, 5% 7/1/2032	115,000	130,508
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	75,000	80,743
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	110,000	98,687
		309,938
Health Care - 0.7%
Brevard Cnty FL Health Facs Au Th Health Care Facs Rev (Health First Inc Proj.) Series 2014, 4% 4/1/2036	180,000	175,517
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	25,000	25,000
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 4% 10/1/2045	65,000	58,101
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	190,000	159,786
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,398
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	520,000	537,051
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	140,000	121,384
		1,102,237
Special Tax - 0.2%
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2051	225,000	188,051
Florida St Brd of Ed Lottery Rev Series 2016 B, 5% 7/1/2026	65,000	66,522
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2044 (d)	155,000	62,906
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2046 (d)	10,000	3,610
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2047 (d)	50,000	17,076
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (d)	5,000	3,903
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (d)	15,000	11,150
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (d)	15,000	4,978
Orange Cnty FL Tourist Dev Tax Series 2016 B, 4% 10/1/2036	30,000	29,804
Tampa FL Tax Alloc 0% 9/1/2053 (d)	5,000	1,064
		389,064
Transportation - 1.0%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	100,000	98,240
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2041 (c)	205,000	186,645
Florida St Dept Transn Tpk Rev Series 2016 B, 2.625% 7/1/2027	60,000	59,296
Greater Orlando Aviation Auth 5% 10/1/2036 (c)	160,000	162,114
Greater Orlando Aviation Auth Series 2022 A, 4% 10/1/2052 (c)	230,000	193,744
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	130,000	125,528
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2041	20,000	20,063
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (c)	320,000	314,370
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	20,000	19,284
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2044	125,000	126,662
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	265,000	271,156
		1,577,102
Water & Sewer - 0.8%
Broward Cnty FL Wtr & Swr Util Series 2019 A, 4% 10/1/2043	200,000	188,540
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	475,000	429,794
Miami Beach Fla Wtr & Swr Rev Series 2017, 5% 9/1/2047	115,000	115,733
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	5,000	4,320
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	75,000	73,959
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	10,000	7,144
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019, 5% 10/1/2046	165,000	165,797
Miami-Dade Cnty FL Wtr & Swr Rev Series 2024A, 4.125% 10/1/2050	160,000	142,591
Tampa Fla Wtr & Wastewtr Sys Series 2020 A, 5% 10/1/2054	260,000	263,429
		1,391,307
TOTAL FLORIDA		5,144,069
Georgia - 2.6%
Education - 0.2%
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2041	245,000	229,568
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	100,000	109,590
		339,158
Electric Utilities - 0.1%
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	20,000	17,576
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Municipal Corp Insured)	175,000	159,975
		177,551
General Obligations - 1.8%
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	24,317
Georgia St Gen. Oblig. Series 2018A, 4% 7/1/2034	155,000	156,950
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	5,000	5,241
Georgia St Gen. Oblig. Series 2021 A, 4% 7/1/2035	105,000	107,401
Georgia St Gen. Oblig. Series 2022C, 5% 7/1/2031	205,000	230,601
Gwinnett Cnty GA Sch Dist Series 2019, 5% 2/1/2039	100,000	103,709
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	201,052
Main Street Natural Gas Inc Series 2019 A, 4% 5/15/2039 (Macquarie Group Ltd Guaranteed)	100,000	92,040
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	1,000,000	1,004,659
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	700,000	739,702
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	230,000	242,061
		2,907,733
Health Care - 0.4%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	105,000	90,103
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	70,000	59,073
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	255,000	252,768
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	275,000	225,872
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) Series 2019A, 3.125% 7/1/2044	110,000	84,777
		712,593
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (c)	125,000	107,064
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2028	25,000	25,049
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2029	5,000	5,010
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	40,000	40,002
Atlanta GA Wtr & Wastewtr Rev Series 2018 C, 4% 11/1/2037	15,000	14,788
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	20,000	14,282
		99,131
TOTAL GEORGIA		4,343,230
Hawaii - 0.4%
General Obligations - 0.3%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2027	50,000	51,769
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	65,000	68,032
Hawaii St Gen. Oblig. Series EY, 5% 10/1/2026	130,000	130,715
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,728
Honolulu HI City & Cnty Gen. Oblig. Series A, 5% 10/1/2039	100,000	100,050
		381,294
Health Care - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev (Queens Health System Proj.) Series 2015A, 4% 7/1/2040	35,000	34,999
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2035 (c)	80,000	79,825
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	100,000	97,406
		177,231
TOTAL HAWAII		593,524
Idaho - 0.2%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) 5% tender 3/1/2060 (b)	190,000	204,946
Idaho Health Facs Auth Rev (Trinity Health Proj.) Series 2015ID, 5.5% 12/1/2029	20,000	20,092
		225,038
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	105,000	102,476
TOTAL IDAHO		327,514
Illinois - 4.9%
Education - 0.2%
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	105,000	103,157
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	20,000	19,843
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2043	80,000	65,367
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2032	60,000	66,553
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	35,000	38,895
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2045	20,000	20,720
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024B, 5% 4/1/2034	15,000	16,699
		331,234
General Obligations - 2.1%
Chicago IL Gen. Oblig. 5% 1/1/2041	370,000	363,951
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (d)	50,000	37,015
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	265,000	261,839
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	35,000	33,495
Cook Cnty IL Gen. Oblig. Series 2018, 5% 11/15/2034	100,000	101,611
Illinois St Gen. Oblig. 5% 12/1/2036	25,000	26,467
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	143,947
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	35,000	33,341
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	100,000	102,529
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	10,000	10,337
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	40,000	39,938
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	190,000	194,652
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	140,000	144,998
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2044	25,000	21,193
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2031	20,000	21,699
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 3% 12/1/2041	390,000	290,540
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2030	210,000	206,203
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2031	70,000	68,167
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	50,000	51,481
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	160,000	170,906
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2032	160,000	173,582
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	780,000	824,357
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	100,000	100,562
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2040	85,000	76,534
		3,499,344
Health Care - 0.5%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	160,000	134,102
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	15,000	11,426
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 4% 11/15/2039	565,000	520,305
Illinois Finance Authority Rev (Advocate Aurora Health Inc Proj.) Series 2015, 4.125% 5/1/2045	125,000	109,749
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	80,000	53,833
		829,415
Special Tax - 0.6%
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	100,000	102,716
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (d)	30,000	23,492
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (d)	20,000	13,509
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (d)	10,000	5,343
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (d)	20,000	15,295
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (d)	35,000	21,763
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (National Public Finance Guarantee Corporation Insured) (d)	170,000	99,765
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured) (d)	90,000	49,572
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (d)	650,000	210,248
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2026 (d)	95,000	90,377
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured) (d)	15,000	2,841
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	52,327
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2036	250,000	273,609
		960,857
Transportation - 1.5%
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2046	160,000	159,500
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	45,000	46,792
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	20,000	20,659
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	10,000	10,002
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (c)	35,000	31,273
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4.375% 1/1/2053 (c)	455,000	399,431
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2033	30,000	30,655
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2037	100,000	100,404
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	370,000	369,496
Chicago IL O'Hare Intl Arpt Rev Series D, 5.25% 1/1/2042	250,000	251,770
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	24,998
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	50,000	50,387
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	25,000	25,892
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	50,000	54,526
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	95,000	103,600
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	120,000	130,161
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	145,000	146,260
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2044	40,000	41,413
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2033	405,000	454,549
		2,451,768
Water & Sewer - 0.0%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	15,000	15,287
TOTAL ILLINOIS		8,087,905
Indiana - 0.4%
General Obligations - 0.2%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 7/15/2058	345,000	375,284
Health Care - 0.1%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 C, 5% 11/1/2032	70,000	72,490
Indiana Health & Edl Fac Fing Auth Rev (Ascension Health Credit Group Proj.) Series 2006B 8, 5% 11/15/2046	100,000	98,764
		171,254
Special Tax - 0.0%
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	24,894
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 1, 3% 10/1/2040	45,000	36,519
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (d)	5,000	4,590
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2018 A, 5% 10/1/2030	55,000	58,460
		99,569
TOTAL INDIANA		671,001
Iowa - 0.0%
General Obligations - 0.0%
Iowa St Spl Oblig (Iowa St Proj.) Series 2019 A, 5% 6/1/2033	30,000	32,032
Kansas - 0.0%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	30,000	26,507
Kentucky - 1.4%
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	160,000	148,696
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	5,000	5,004
		153,700
General Obligations - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	1,530,000	1,617,449
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,724
		1,648,173
Health Care - 0.0%
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2026 (National Public Finance Guarantee Corporation Insured) (d)	100,000	95,106
Resource Recovery - 0.2%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2008 A, 2% 2/1/2032 (c)	365,000	311,627
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	70,000	50,550
Louisville & Jefferson KY Swr Sys Rev Series 2017 A, 3.25% 5/15/2046	100,000	76,557
		127,107
TOTAL KENTUCKY		2,335,713
Louisiana - 0.2%
Escrowed/Pre-Refunded - 0.0%
New Orl LA Wtr Series 2015, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	25,000	25,207
Health Care - 0.2%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (Womens Hospital Foundation Proj.) Series 2017 A, 4% 10/1/2041	50,000	44,809
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	190,000	189,632
		234,441
Special Tax - 0.0%
Jefferson LA Sales Tax Dist Series 2019 B, 4% 12/1/2042 (Assured Guaranty Municipal Corp Insured)	5,000	4,568
TOTAL LOUISIANA		264,216
Maryland - 1.0%
General Obligations - 0.8%
State of Maryland Gen. Oblig. Series 2017, 5% 3/15/2031	660,000	680,977
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,665
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	150,000	163,738
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	50,000	53,895
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	70,000	75,075
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2028	120,000	128,634
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2032	130,000	144,684
State of Maryland Gen. Oblig. Series SECOND 2020A, 5% 8/1/2035	55,000	59,117
		1,337,785
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	55,000	47,499
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	190,000	123,517
Transportation - 0.1%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	100,000	82,866
Maryland St Transn Auth Transn 3% 7/1/2047	145,000	106,609
		189,475
TOTAL MARYLAND		1,698,276
Massachusetts - 3.3%
Education - 0.3%
Massachusetts Development Finance Agency (Wellesley College, MA Proj.) Series 2018 L, 4% 7/1/2044	165,000	152,954
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	25,000	22,148
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 4% 7/15/2036	300,000	295,653
Massachusetts St Hlth & Ed Fac (Boston College,Ma Proj.) 5.5% 6/1/2035	65,000	75,368
		546,123
General Obligations - 2.2%
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	70,258
Massachusetts St Gen. Oblig. 5% 9/1/2029	150,000	163,850
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2029	70,000	71,506
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	45,000	45,907
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	75,000	75,151
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2026	40,000	40,953
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2027	5,000	5,241
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2028	200,000	213,939
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	305,000	226,609
Massachusetts St Gen. Oblig. Series 2016G, 4% 9/1/2032	75,000	75,418
Massachusetts St Gen. Oblig. Series 2017 E, 5% 11/1/2026	20,000	20,634
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2026	40,000	40,953
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2040	15,000	15,245
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2041	200,000	202,710
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	20,000	20,156
Massachusetts St Gen. Oblig. Series 2018 B, 5% 7/1/2027	20,000	20,966
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2030	150,000	166,280
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	35,000	38,607
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	25,000	25,629
Massachusetts St Gen. Oblig. Series 2019 G, 3% 9/1/2039	200,000	170,761
Massachusetts St Gen. Oblig. Series 2020 A, 5% 3/1/2029	175,000	189,514
Massachusetts St Gen. Oblig. Series 2020 B, 2% 3/1/2034	170,000	144,763
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	150,000	143,390
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2028	205,000	219,287
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2033	165,000	179,789
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	140,000	102,981
Massachusetts St Gen. Oblig. Series 2021 C, 5% 9/1/2029	50,000	54,617
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2034	20,000	22,483
Massachusetts St Gen. Oblig. Series 2024 I, 5% 12/1/2049	220,000	226,080
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2032	55,000	62,336
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2035	100,000	102,518
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2047	155,000	155,535
Massachusetts St Gen. Oblig. Series A, 5% 7/1/2026	130,000	133,096
		3,447,162
Health Care - 0.1%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2048	160,000	156,129
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Municipal Corp Insured)	10,000	7,329
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2015D, 4% 7/1/2045	25,000	21,292
		184,750
Special Tax - 0.6%
Mass Bay Tran Auth Assemnt Series 2022 A 2, 5% 7/1/2052	200,000	203,621
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	20,000	21,565
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	250,000	258,640
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	50,000	50,784
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	30,000	30,114
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016C, 5% 11/15/2034	35,000	35,873
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	10,000	11,116
Massachusetts St Transn Fd Rev 5% 6/1/2047	20,000	20,079
Massachusetts St Transn Fd Rev 5% 6/1/2048	130,000	130,680
Massachusetts St Transn Fd Rev Series 2016B, 4% 6/1/2046	260,000	238,045
		1,000,517
Transportation - 0.0%
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	70,000	49,921
Water & Sewer - 0.1%
Massachusetts St Wtr Res Auth 5.25% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	145,000	162,953
Massachusetts St Wtr Res Auth 5.25% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	25,000	28,909
		191,862
TOTAL MASSACHUSETTS		5,420,335
Michigan - 1.0%
General Obligations - 0.0%
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	60,000	45,686
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	15,000	15,371
		61,057
Health Care - 0.3%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3% 11/15/2033	240,000	225,834
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	19,269
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	50,000	42,075
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2047	40,000	34,837
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	20,000	17,021
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019MI 1, 4% 12/1/2048	150,000	128,125
		467,161
Housing - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019B, 3.1% 12/1/2044	210,000	167,593
Michigan Hsg Dev Rental Hsg Series 2018 A, 4.05% 10/1/2048	100,000	88,495
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.1% 12/1/2031	50,000	48,113
		304,201
Special Tax - 0.2%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	10,000	8,603
Michigan St Trunk Line Fd 4% 11/15/2037	25,000	24,772
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2040	80,000	75,968
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2046	210,000	189,473
		298,816
Water & Sewer - 0.3%
Great Lakes Sewer Auth Mich Series 2023A, 5% 7/1/2038	25,000	27,016
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	415,000	419,052
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	15,000	16,220
		462,288
TOTAL MICHIGAN		1,593,523
Minnesota - 0.8%
General Obligations - 0.6%
Forest Lake Minn Inpt Sch Dist Series 2016 A, 3.25% 2/1/2046 (Minnesota St Guaranteed)	200,000	157,741
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	455,000	451,730
Minnesota St Gen. Oblig. Series 2021 A, 5% 9/1/2029	125,000	136,420
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	145,000	100,815
		846,706
Health Care - 0.0%
Apple Vy Minn Sr Living Rev (Minnesota Senior Living Proj.) Series 2016 A 1, 4.25% 1/1/2037	30,000	26,257
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	180,000	180,036
		206,293
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 2.55% 1/1/2046	285,000	188,862
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	80,000	80,162
		269,024
TOTAL MINNESOTA		1,322,023
Mississippi - 0.0%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	65,000	67,865
Missouri - 0.6%
Electric Utilities - 0.0%
City of Springfield MO Public Utility Revenue Series 2015, 4% 8/1/2031	50,000	50,102
Health Care - 0.4%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 5% 7/1/2031	260,000	286,417
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	60,000	48,464
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 4% 6/1/2053	190,000	159,906
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	140,000	119,107
		613,894
Special Tax - 0.1%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2048	180,000	155,328
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2057 (Assured Guaranty Municipal Corp Insured) (c)	230,000	224,618
TOTAL MISSOURI		1,043,942
Nebraska - 0.4%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	85,000	71,716
Electric Utilities - 0.3%
Omaha Public Power District Series 2022 A, 4% 2/1/2042	40,000	37,207
Omaha Public Power District Series 2024 B, 5% 2/1/2035	325,000	363,306
		400,513
Health Care - 0.1%
Sarpy Cnty NE Hosp Auth No 1 Series 2016, 4% 5/15/2051	140,000	118,634
TOTAL NEBRASKA		590,863
Nevada - 0.1%
General Obligations - 0.0%
Clark Cnty NV Gen. Oblig. Series 2016B, 5% 11/1/2027	50,000	51,289
Special Tax - 0.1%
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	95,000	81,075
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2042	40,000	40,527
TOTAL NEVADA		172,891
New Jersey - 4.2%
Education - 0.1%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (c)	20,000	18,842
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024B, 5.25% 3/1/2054	200,000	209,122
		227,964
Electric Utilities - 0.1%
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (c)	205,000	156,825
Escrowed/Pre-Refunded - 0.0%
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	55,000	56,859
General Obligations - 2.9%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series WW, 5.25% 6/15/2028	30,000	30,029
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	60,000	60,033
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	40,000	38,165
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	35,000	37,493
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	460,000	460,400
New Jersey St Gen. Oblig. 2% 6/1/2037	105,000	78,742
New Jersey St Gen. Oblig. 3% 6/1/2032	90,000	87,647
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (d)	90,000	86,198
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (d)	30,000	27,847
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (d)	20,000	17,314
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (d)	45,000	39,127
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	510,000	407,806
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured) (d)	40,000	30,803
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (d)	15,000	10,971
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	140,000	97,590
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (d)	45,000	26,484
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (d)	35,000	19,324
New Jersey Trans Trust Fund Auth 0% 12/15/2039 (d)	395,000	204,546
New Jersey Trans Trust Fund Auth 4% 6/15/2050	200,000	173,987
New Jersey Trans Trust Fund Auth 5% 6/15/2030	305,000	333,023
New Jersey Trans Trust Fund Auth 5% 6/15/2038	250,000	265,059
New Jersey Trans Trust Fund Auth 5% 6/15/2044	200,000	204,213
New Jersey Trans Trust Fund Auth 5% 6/15/2046	550,000	557,079
New Jersey Trans Trust Fund Auth 5% 6/15/2048 (Pre-refunded to 12/15/2032 at 100)	230,000	261,567
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2032	45,000	45,046
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	250,000	259,085
New Jersey Trans Trust Fund Auth Series 2019 AA, 4% 6/15/2036	20,000	19,607
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	25,000	21,409
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2050	200,000	173,987
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	75,000	78,455
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	160,000	160,681
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2040	250,000	235,052
		4,548,769
Health Care - 0.1%
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 3% 7/1/2051	250,000	178,607
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 4% 6/1/2037	30,000	28,122
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	130,000	134,037
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2035	330,000	335,429
		497,588
Transportation - 0.7%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	15,000	15,092
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,386
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	50,000	50,787
New Jersey Turnpike Authority 4.25% 1/1/2043	50,000	48,116
New Jersey Turnpike Authority 5% 1/1/2046	225,000	230,896
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2035	110,000	112,201
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	30,000	30,176
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2030	255,000	267,846
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2032	200,000	209,183
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	15,000	15,780
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2031	155,000	162,549
		1,168,012
TOTAL NEW JERSEY		6,834,624
New Jersey,New York - 1.3%
Transportation - 1.3%
Port Auth NY & NJ 5% 11/15/2047	170,000	170,882
Port Auth NY & NJ 5% 9/15/2026 (c)	185,000	188,893
Port Auth NY & NJ 5% 9/15/2032 (c)	160,000	164,917
Port Auth NY & NJ Series 177TH, 4% 1/15/2043 (c)	195,000	167,102
Port Auth NY & NJ Series 194, 5% 10/15/2030	35,000	35,118
Port Auth NY & NJ Series 194, 5% 10/15/2032	55,000	55,179
Port Auth NY & NJ Series 194, 5% 10/15/2035	100,000	100,306
Port Auth NY & NJ Series 194, 5.25% 10/15/2055	50,000	50,146
Port Auth NY & NJ Series 198, 5% 11/15/2046	15,000	15,089
Port Auth NY & NJ Series 202, 5% 10/15/2034 (c)	580,000	588,555
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,707
Port Auth NY & NJ Series 209, 5% 7/15/2034	70,000	73,223
Port Auth NY & NJ Series 222, 5% 7/15/2031	75,000	82,533
Port Auth NY & NJ Series 246, 5% 9/1/2028 (c)	440,000	462,923
		2,186,573
TOTAL NEW JERSEY,NEW YORK		2,186,573
New Mexico - 0.3%
Housing - 0.2%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 F, 3.5% 7/1/2050	35,000	34,888
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	275,000	270,377
		305,265
Special Tax - 0.1%
New Mexico St Severance Tax Series 2022B, 5% 7/1/2031	135,000	150,322
TOTAL NEW MEXICO		455,587
New York - 19.1%
Education - 0.8%
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	46,044
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series A, 5% 10/1/2047	30,000	31,708
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	165,000	147,512
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 4% 7/1/2043	100,000	90,305
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2029	60,000	61,210
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2040	30,000	30,741
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	130,000	113,368
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 5% 7/1/2030	190,000	210,468
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	25,000	25,932
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	160,000	165,394
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2037	375,000	389,060
		1,311,742
Electric Utilities - 0.5%
Long Island Pwr Auth NY Elec 0% 6/1/2029 (Assured Guaranty Municipal Corp Insured) (d)	90,000	78,723
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	40,000	40,022
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	30,000	30,003
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	20,000	20,958
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	220,000	253,315
New York St Pwr Auth Series 2024A, 5% 11/15/2035	200,000	228,908
Utility Debt Securitization Authority Series 2015, 3% 12/15/2032	80,000	78,469
Utility Debt Securitization Authority Series 2017, 5% 12/15/2038	25,000	25,600
Utility Debt Securitization Authority Series 2017, 5% 12/15/2041	50,000	50,914
		806,912
Escrowed/Pre-Refunded - 0.1%
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2027	110,000	114,443
New York State Urban Development Corp Series 2016 A, 5% 3/15/2026 (Escrowed to Maturity)	20,000	20,328
		134,771
General Obligations - 3.0%
City of New York NY Gen. Oblig. Series 2008 L 6, 5% 4/1/2031	50,000	53,347
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2037	760,000	772,416
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	10,000	10,453
City of New York NY Gen. Oblig. Series 2018 B 1, 4% 10/1/2040	260,000	241,569
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2027	25,000	26,216
City of New York NY Gen. Oblig. Series 2019 D1, 4% 12/1/2041	50,000	46,278
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2026	200,000	205,000
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2031	190,000	211,343
City of New York NY Gen. Oblig. Series A(A 1), 4% 8/1/2044	20,000	17,821
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	120,000	126,392
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	150,000	150,232
City of New York NY Gen. Oblig. Series B 1, 3.25% 10/1/2042	55,000	44,127
City of New York NY Gen. Oblig. Series C, 3% 8/1/2034	25,000	23,370
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	75,000	76,875
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 5% 8/1/2026	250,000	256,250
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2042	125,000	116,421
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	70,000	74,806
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2047	485,000	500,639
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	220,000	227,320
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	115,000	127,986
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2048	365,000	371,634
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2016 S 1, 5% 7/15/2026	50,000	50,638
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	155,000	126,372
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	30,000	31,599
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2034	275,000	286,449
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2028	400,000	427,558
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2035	35,000	36,079
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2031 (Assured Guaranty Municipal Corp Insured)	225,000	238,549
New York St Gen. Oblig. Series 2013A, 3.5% 3/1/2043	40,000	33,701
Westchester Cnty NY Gen. Oblig. Series 2018 A, 4% 12/1/2027	50,000	51,213
		4,962,653
Health Care - 0.4%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 B, 4% 7/1/2041	40,000	36,482
New York St Dorm Auth Revs Non St Supported Debt (Maimonides Medical Center Proj.) Series 2020, 3% 2/1/2050	55,000	38,182
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	120,000	110,652
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	20,000	21,724
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2018 A, 4% 8/1/2038	60,000	55,390
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 4.25% 5/1/2052	40,000	35,043
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2025A, 5% 5/1/2036	240,000	261,697
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2016, 3.75% 11/1/2037	45,000	38,053
		597,223
Housing - 0.5%
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	25,000	17,440
New York St Hsg Fin Agy Series 2024 B 2, 3.45% tender 11/1/2063 (b)	275,000	275,191
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	5,000	4,878
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	23,172
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.45% 5/1/2059	10,000	7,523
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 D 1B, 2.4% 11/1/2050	75,000	44,781
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	205,000	163,431
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	160,000	114,135
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2019 E 1, 3.15% 11/1/2044	275,000	216,204
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	25,000	18,178
		884,933
Industrial Development - 0.3%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	135,000	151,379
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.5% 10/1/2037	25,000	28,409
New York Liberty Dev Corp Series 2019 CL 2, 2.625% 9/15/2069	150,000	137,917
New York Liberty Dev Corp Series 2021A, 2.5% 11/15/2036	200,000	162,249
		479,954
Other - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	45,000	38,787
Special Tax - 7.6%
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	190,000	194,028
Battery Pk City Auth NY Rev Series 2023 A, 5% 11/1/2053	145,000	148,761
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Municipal Corp Insured)	25,000	18,210
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	120,000	120,145
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	35,000	31,192
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	55,000	56,747
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	40,000	40,551
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	95,000	93,873
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2041	20,000	21,125
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025 E, 4.125% 11/1/2053	705,000	621,055
New York NY City Transitional Fin Auth Rev 5% 11/1/2032	170,000	186,716
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	50,000	50,061
New York NY City Transitional Fin Auth Rev Series 2017, 4% 5/1/2037	80,000	79,468
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	15,000	15,077
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2038	55,000	56,147
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2033	360,000	375,791
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2036	240,000	247,926
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2036	465,000	481,172
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2036	50,000	49,196
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	30,000	29,328
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2038	100,000	96,895
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	20,000	19,041
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2028	30,000	30,163
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2035	105,000	105,355
New York NY City Transitional Fin Auth Rev Series C, 5% 11/1/2026	40,000	41,220
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2045	415,000	374,573
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 3, 4% 5/1/2042	260,000	239,850
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2040	10,000	9,516
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2041	100,000	102,760
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	80,000	80,429
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	150,000	164,232
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 3% 2/1/2051	255,000	175,459
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2038	100,000	98,242
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	30,000	27,036
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2037	100,000	107,089
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2033	175,000	195,050
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	440,000	455,737
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2038	235,000	253,336
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2029 (Pre-refunded to 9/15/2026 at 100)	80,000	82,330
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	75,369
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	210,000	210,842
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2051	200,000	202,515
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5% 3/15/2032	50,000	52,879
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2039	100,000	102,757
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	90,000	92,046
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	165,000	117,943
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	595,000	513,601
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2048	600,000	623,080
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	15,000	15,196
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,223
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	105,000	74,999
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	15,000	15,354
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2043	50,000	50,822
New York State Dormitory Authority (New York State Pit Proj.) Series 2025A, 5% 3/15/2055	570,000	577,830
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	65,000	58,122
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	85,000	74,116
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2036	500,000	530,121
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2058	135,000	114,595
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2048	355,000	361,303
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2043	5,000	4,551
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2046	75,000	66,245
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (d)	225,000	173,000
NY Mta Dedicated Tax Fund Series 2012A, 3% 11/15/2028	190,000	189,278
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	150,000	154,665
NY Payroll Mobility Tax 4% 5/15/2046	910,000	813,632
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	390,000	375,170
NY Payroll Mobility Tax Series 2021 SUB C 3, 4% 5/15/2051	540,000	472,683
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 4% 5/15/2052	215,000	185,882
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5.25% 5/15/2057	480,000	490,853
		12,389,554
Tobacco Bonds - 0.0%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	75,000	75,923
Transportation - 4.2%
Metropolitan Transn Auth NY Rv 4% 11/15/2049	25,000	21,149
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	250,000	211,067
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2037	325,000	328,015
Metropolitan Transn Auth NY Rv Series 2016 D, 3% 11/15/2032	50,000	45,553
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	785,000	806,049
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	95,000	84,214
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2034	55,000	55,017
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	245,000	243,055
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	25,000	26,176
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2027	20,000	20,951
Metropolitan Transn Auth NY Rv Series 2019 B, 4% 11/15/2049 (Assured Guaranty Municipal Corp Insured)	40,000	33,875
Metropolitan Transn Auth NY Rv Series 2019 B, 5% 11/15/2052	650,000	639,155
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	20,000	16,563
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	130,000	109,204
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2044	25,000	25,315
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2046	120,000	100,574
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2034	80,000	80,139
Metropolitan Transn Auth NY Rv Series C 2, 3% 11/15/2038	25,000	19,206
New York St Twy Auth Gen Rev 5.25% 1/1/2056	250,000	250,222
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	30,000	29,581
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2046	300,000	215,303
New York St Twy Auth Gen Rev Series L, 5% 1/1/2034	70,000	72,692
New York St Twy Auth Gen Rev Series N, 4% 1/1/2047	200,000	176,137
New York St Twy Auth Gen Rev Series P, 5% 1/1/2031	25,000	27,894
New York St Twy Auth Gen Rev Series P, 5% 1/1/2033	10,000	11,374
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (c)	30,000	30,648
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4.375% 10/1/2045 (c)	330,000	294,255
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	150,000	156,429
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (c)	750,000	735,435
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Municipal Corp Insured) (c)	250,000	250,193
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Municipal Corp Insured) (c)	30,000	24,803
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2041 (c)	30,000	26,539
Port Auth NY & NJ Series 245, 5% 9/1/2038	235,000	257,351
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2034 (c)	75,000	73,644
Triborough Brdg & Tunl NY Revs 5% 11/15/2031	200,000	225,034
Triborough Brdg & Tunl NY Revs Series 2012B, 0% 11/15/2032 (d)	290,000	225,905
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030 (d)	105,000	88,132
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (d)	35,000	27,048
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2031	100,000	101,585
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2041	520,000	523,507
Triborough Brdg & Tunl NY Revs Series 2018 C, 5% 11/15/2037	25,000	25,659
Triborough Brdg & Tunl NY Revs Series 2019A, 5% 11/15/2049	45,000	45,264
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2036	90,000	92,288
		6,852,199
Water & Sewer - 1.7%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2023 B, 5% 6/15/2032	210,000	239,222
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2037	15,000	16,876
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2038	85,000	94,603
New York NY Cty Muni Wtr Fin Auth 4% 6/15/2052	480,000	414,439
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	60,424
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2049	65,000	66,200
New York NY Cty Muni Wtr Fin Auth Series 2017 EE, 5% 6/15/2036	60,000	61,441
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	5,000	5,106
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2032	10,000	10,061
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	135,000	138,648
New York NY Cty Muni Wtr Fin Auth Series 2019 DD 1, 4% 6/15/2049	165,000	141,561
New York NY Cty Muni Wtr Fin Auth Series 2019 FF 2, 4% 6/15/2037	80,000	79,704
New York NY Cty Muni Wtr Fin Auth Series 2020 AA, 5% 6/15/2027	150,000	157,252
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	195,000	196,201
New York NY Cty Muni Wtr Fin Auth Series DD, 5% 6/15/2048	15,000	15,068
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2049	35,000	30,423
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 FF, 5% 6/15/2041	190,000	197,116
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB AA 1, 3.5% 6/15/2048	30,000	23,653
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5% 6/15/2051	255,000	260,815
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	540,000	561,774
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	30,516
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	42,759
		2,843,862
TOTAL NEW YORK		31,378,513
North Carolina - 0.5%
General Obligations - 0.2%
Mecklenburg Cnty NC Series 2022, 5% 9/1/2032	130,000	147,925
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	70,000	71,527
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	45,000	47,951
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	20,000	21,704
		289,107
Health Care - 0.0%
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2016 A, 5% 6/1/2028	65,000	69,073
Transportation - 0.3%
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	45,000	48,164
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2033	75,000	79,655
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2034	40,000	42,327
North Carolina Tpk Auth Triangle Expwy Sys Rev 0% 1/1/2037 (Assured Guaranty Inc Insured) (d)	275,000	170,481
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2009B, 0% 1/1/2038 (d)	110,000	64,250
		404,877
TOTAL NORTH CAROLINA		763,057
North Dakota - 0.0%
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	35,311
Ohio - 2.2%
General Obligations - 0.3%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	45,000	45,057
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	10,000	8,055
State of Ohio Gen. Oblig. Series 2017 U, 5% 5/1/2027	280,000	292,291
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	25,000	25,643
State of Ohio Gen. Oblig. Series 2021 B, 5% 9/15/2031	120,000	134,689
		505,735
Health Care - 0.8%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2015A, 4% 11/1/2044	245,000	216,157
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2037	100,000	101,041
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	55,000	50,481
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 4% 8/15/2050	20,000	16,899
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) 5% 1/15/2041	20,000	19,953
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2028	100,000	105,334
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	175,000	180,596
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	215,000	225,176
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2032	160,000	167,167
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	41,668
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	285,000	246,712
		1,371,184
Housing - 0.3%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 3% 3/1/2052	105,000	103,456
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	485,000	336,190
		439,646
Special Tax - 0.1%
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,061
Hamilton OH Sales Tax 0% 12/1/2028 (Ambac Assurance Corp Insured) (d)	235,000	210,020
		240,081
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	320,000	331,224
Transportation - 0.3%
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (c)	250,000	259,935
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	50,000	51,141
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (d)	20,000	12,188
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2041 (d)	60,000	28,294
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (d)	25,000	10,504
		362,062
Water & Sewer - 0.2%
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev 5% 12/1/2033	30,000	34,116
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2017 A, 5% 12/1/2028	30,000	31,296
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 6/1/2046	90,000	66,245
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2040	80,000	82,972
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 6/1/2033	90,000	98,098
Ohio Water Dev Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2019A, 5% 6/1/2027	55,000	57,529
		370,256
TOTAL OHIO		3,620,188
Oklahoma - 0.4%
Health Care - 0.0%
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 4% 8/15/2048 (Assured Guaranty Municipal Corp Insured)	140,000	122,252
Special Tax - 0.1%
Edmond OK Pub Wks Auth Sales Tax & Util Sys Rev Series 2017, 4% 7/1/2047	145,000	129,658
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 4.25% 1/1/2055	475,000	436,096
Oklahoma St Tpk Auth Tpk Rev Series 2017 A, 4% 1/1/2047	35,000	30,711
		466,807
Water & Sewer - 0.0%
Oklahoma St Wtr Res Brd Rev Fd Series 2023 A, 4.125% 4/1/2053	20,000	17,535
TOTAL OKLAHOMA		736,252
Oregon - 0.4%
General Obligations - 0.1%
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed) (d)	155,000	82,735
Deschutes Ore Pub Libr Dist Gen. Oblig. Series 2021, 3% 12/1/2041	205,000	162,197
		244,932
Health Care - 0.3%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	100,000	82,527
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	50,000	49,597
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	230,000	225,223
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	45,000	30,825
		388,172
TOTAL OREGON		633,104
Pennsylvania - 4.1%
Education - 0.0%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 5% 10/1/2042	5,000	5,026
General Obligations - 1.0%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	60,000	56,053
Pennsylvania St Gen. Oblig. 5% 9/1/2032	15,000	16,891
Pennsylvania St Gen. Oblig. 5% 9/15/2029	100,000	102,407
Pennsylvania St Gen. Oblig. Series 2015, 4% 8/15/2034	175,000	175,303
Pennsylvania St Gen. Oblig. Series 2015, 5% 8/15/2032	60,000	60,135
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	45,000	38,953
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Municipal Corp Insured)	510,000	494,009
Pennsylvania St Gen. Oblig. Series FIRST 2015, 5% 3/15/2026	55,000	55,033
Pennsylvania St Gen. Oblig. Series FIRST 2015, 5% 3/15/2029	60,000	60,036
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2039	200,000	142,836
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2032	40,000	45,071
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2038	20,000	21,394
Pennsylvania St Gen. Oblig. Series SECOND 2016, 5% 1/15/2028	145,000	149,997
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	50,000	51,986
Philadelphia PA Sch Dist Series 2018 B, 4% 9/1/2043 (Assured Guaranty Municipal Corp Insured)	30,000	27,834
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	30,000	30,038
Philadelphia PA Sch Dist Series F, 5% 9/1/2026	110,000	112,757
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 4% 12/1/2031	110,000	111,336
		1,752,069
Health Care - 1.2%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	5,000	4,800
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2027	150,000	154,922
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2032	300,000	310,915
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2031	160,000	169,302
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2032	450,000	474,458
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2033	110,000	115,532
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	200,000	188,393
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,016
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 4% 7/1/2043	40,000	35,110
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	90,000	79,388
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2022 B, 3.125% 5/1/2053	190,000	137,581
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2050	25,000	21,199
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	5,000	4,872
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	200,000	198,639
		1,905,127
Housing - 0.3%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 124A, 4% 10/1/2038 (c)	55,000	54,948
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	80,000	69,830
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	5,000	4,957
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 129, 3.15% 10/1/2039	195,000	163,159
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 136, 2.07% 10/1/2036	200,000	153,694
		446,588
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	165,000	146,287
Transportation - 1.4%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	465,000	457,220
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	20,000	21,311
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (c)	25,000	23,032
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5% 12/31/2057 (Assured Guaranty Municipal Corp Insured) (c)	200,000	194,964
Pennsylvania Turnpike Commission Series 2016, 5% 6/1/2027	160,000	162,976
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	50,000	50,836
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,184
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2049	200,000	201,147
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	180,000	162,356
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2040	850,000	908,712
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	60,000	56,797
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	55,000	55,337
		2,331,872
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2021 C, 4% 10/1/2051	230,000	197,785
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	20,000	18,115
		215,900
TOTAL PENNSYLVANIA		6,802,869
South Carolina - 1.6%
Electric Utilities - 1.0%
South Carolina St Svc Auth Rev 3% 12/1/2041	30,000	22,427
South Carolina St Svc Auth Rev 4% 12/1/2037	265,000	257,960
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	525,000	528,620
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2035	545,000	546,488
South Carolina St Svc Auth Rev Series 2021B, 4% 12/1/2047	45,000	38,930
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	125,000	126,669
South Carolina St Svc Auth Rev Series B, 5% 12/1/2041	200,000	200,044
		1,721,138
Health Care - 0.3%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	280,000	295,810
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2050	200,000	207,848
		503,658
Special Tax - 0.1%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	85,000	86,835
Transportation - 0.1%
South Carolina St Ports Auth Series 2019 A, 5% 7/1/2054	115,000	115,251
Water & Sewer - 0.1%
Charleston SC Wtrwks & Swr Series 2022, 5% 1/1/2047	130,000	134,344
TOTAL SOUTH CAROLINA		2,561,226
Tennessee - 0.5%
Education - 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2051	30,000	25,105
General Obligations - 0.2%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	225,000	242,442
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,236
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	30,458
Tennessee St Sch Bd Auth (Tennessee St Proj.) Series 2017A, 5% 11/1/2042	105,000	106,162
		394,298
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	30,000	23,518
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	10,000	9,118
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	55,000	48,659
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	70,000	69,891
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2017A, 5% 7/1/2048	160,000	158,677
		309,863
Transportation - 0.1%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	55,000	48,505
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	30,058
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2044	65,000	66,054
		144,617
TOTAL TENNESSEE		873,883
Texas - 5.8%
Education - 0.7%
Arlington Higher Education Finance Corp Series 2021 A, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	210,000	151,007
Board of Regents of the University of Texas System Series 2016 J, 5% 8/15/2026	105,000	107,732
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	40,000	33,100
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	85,000	91,704
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	35,000	28,006
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2029	175,000	190,656
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2035	255,000	289,245
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2021 T, 4% 8/15/2047	25,000	21,936
University TX Perm Univ Fd Series 2024 A, 5% 7/1/2037	180,000	198,162
Waco Texas Educat Fin Corp Rev (Baylor University Proj.) 4% 3/1/2046	205,000	177,228
		1,288,776
Electric Utilities - 0.3%
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	20,000	20,723
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	40,000	40,470
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2035	140,000	148,965
San Antonio TX Elec & Gas Rev Series 2023A, 5% 2/1/2032	100,000	111,663
San Antonio TX Elec & Gas Rev Series 2024D, 5.25% 2/1/2049	170,000	177,568
		499,389
Escrowed/Pre-Refunded - 0.0%
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2035 (Pre-refunded to 9/15/2027 at 68.05) (d)	5,000	3,163
General Obligations - 1.9%
Austin TX Indpt Sch Dist 5% 8/1/2041	220,000	231,295
Cleveland TX Indpt Sch Dist Series 2020 A, 4% 2/15/2052 (Permanent Sch Fund of Texas Guaranteed)	150,000	130,811
Cypress-Fairbanks TX Isd Series 2023, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	415,000	363,732
Dallas TX ISD 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	260,000	292,944
Dallas TX ISD Series 2019 B, 4% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,574
Denton Independent School District Series 2023, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	210,000	233,401
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	105,000	92,721
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2046	100,000	87,844
Harris Cnty TX Series 2016 A, 5% 8/15/2033	15,000	15,273
Klein TX Indpt Sch Dist Series 2017, 4% 8/1/2046	215,000	195,055
Lamar TX Isd Series 2023 A, 5% 2/15/2053 (Permanent Sch Fund of Texas Guaranteed)	200,000	203,136
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (d)	10,000	3,795
Plano Independent School District 5% 2/15/2028	150,000	158,658
Prosper Tex Indpt Sch Dist Series 2023, 4% 2/15/2053	20,000	17,303
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	175,000	177,716
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	250,000	265,547
Texas State Gen. Oblig. Series 2015 A, 4% 10/1/2035	170,000	170,103
Texas State Gen. Oblig. Series 2015 A, 5% 10/1/2026	100,000	100,534
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	50,693
Texas State Gen. Oblig. Series A, 5% 10/1/2033	50,000	52,021
Texas State Gen. Oblig. Series B, 5% 10/1/2029	100,000	104,843
Texas State Gen. Oblig. Series B, 5% 10/1/2033	25,000	26,010
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	100,000	88,466
		3,082,475
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	75,000	65,500
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2032	360,000	377,785
		443,285
Housing - 0.0%
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	30,000	20,946
Special Tax - 0.2%
Dallas TX Rapid Transit Sales Tax Rev Series 2016 B, 4% 12/1/2038	350,000	331,375
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Municipal Corp Insured) (d)	10,000	2,851
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Municipal Corp Insured) (d)	25,000	6,720
		340,946
Transportation - 1.5%
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	20,000	16,849
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	55,000	55,939
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	55,000	60,700
Dallas Fort Worth International Airport Series 2020 B, 5% 11/1/2033	35,000	37,915
Dallas Fort Worth International Airport Series 2021 A, 3% 11/1/2040	315,000	250,991
Dallas Fort Worth International Airport Series 2022B, 4% 11/1/2045	20,000	18,273
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,142
Grand Parkway Transportation Corp Series 2018 A, 5% 10/1/2048	250,000	248,926
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	40,000	35,274
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2022A, 5% 8/15/2029	390,000	423,537
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2035	140,000	142,174
North TX Twy Auth Rev 0% 1/1/2030 (Assured Guaranty Inc Insured) (d)	35,000	30,131
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (d)	5,000	3,474
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (d)	65,000	42,901
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	55,000	47,045
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	20,000	20,005
North TX Twy Auth Rev Series 2024A, 5% 1/1/2032	300,000	332,695
North TX Twy Auth Rev Series B, 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	185,000	183,808
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	40,000	38,214
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	100,000	90,960
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (c)	170,000	162,329
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	75,000	79,384
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (d)	35,000	30,706
		2,393,372
Water & Sewer - 0.9%
Houston TX Util Sys Rev 3% 11/15/2047	110,000	80,174
Houston TX Util Sys Rev 4% 11/15/2049	25,000	21,462
Houston TX Util Sys Rev Series 2019B, 4% 11/15/2044	55,000	49,552
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2036	20,000	22,205
San Antonio TX Wtr Rev Series 2021 A, 4% 5/15/2051	300,000	256,049
Texas Wtr Dev Brd 3% 10/15/2040	100,000	82,713
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	60,332
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	50,000	50,570
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	40,000	39,081
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2039	375,000	305,345
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	355,000	310,306
Texas Wtr Dev Brd Series 2023 A, 4.75% 10/15/2043	160,000	162,453
		1,440,242
TOTAL TEXAS		9,512,594
Utah - 0.6%
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	145,000	158,899
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	35,000	34,707
Transportation - 0.5%
Salt Lake City UT Arpt Rev 5% 7/1/2051 (c)	320,000	313,694
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (c)	525,000	538,475
		852,169
TOTAL UTAH		1,045,775
Virginia - 1.7%
Education - 0.2%
University VA Univ Revs Series 2017 A, 5% 4/1/2042	225,000	227,633
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog (Virginia College Bldg Auth Edl Proj.) Series 2016 A, 3% 9/1/2026	55,000	55,114
Virginia Small Business Fing Auth Rev (Hampton Univ, VA Proj.) Series 2014, 4% 10/1/2038	35,000	33,421
		316,168
Escrowed/Pre-Refunded - 0.0%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev Series A, 3% 4/1/2036 (Pre-refunded to 4/1/2026 at 100)	25,000	25,018
General Obligations - 0.8%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	80,000	70,251
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	15,000	16,150
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 5% 2/1/2029	95,000	102,522
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	75,000	68,359
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 5% 2/1/2030	160,000	175,525
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2030	235,000	257,803
Virginia Comwlth Transn Brd Tr Series 2022, 4% 5/15/2047	50,000	45,373
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2027	300,000	314,688
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2028	355,000	372,222
		1,422,893
Health Care - 0.4%
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 5% 5/15/2029	185,000	199,866
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (b)	70,000	75,430
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2036	400,000	395,168
		670,464
Special Tax - 0.2%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 2.875% 4/1/2035	15,000	13,473
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 3% 4/1/2036	100,000	90,500
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev 3% 4/1/2036	130,000	117,650
Hampton Roads Transportation Accountability Commission (Hampton Rds VA Transn Accountability Commn Rev Proj.) 5.25% 7/1/2060	25,000	25,350
		246,973
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (c)	110,000	101,359
TOTAL VIRGINIA		2,782,875
Washington - 1.9%
Education - 0.0%
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	150,000	130,728
Electric Utilities - 0.4%
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	215,000	219,632
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	140,000	146,676
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	70,000	74,785
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	125,000	140,750
		581,843
General Obligations - 1.0%
State of Washington Gen. Oblig. Series 2016A 1, 5% 8/1/2029	10,000	10,015
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2041	195,000	197,882
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2041	150,000	154,602
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2042	165,000	169,670
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2043	100,000	103,221
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2031	225,000	251,812
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2046	490,000	500,596
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	31,307
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2028	55,000	57,384
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2041	125,000	129,038
		1,605,527
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	85,000	76,101
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	160,000	150,487
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	40,000	40,014
		266,602
Special Tax - 0.1%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2041	85,000	85,882
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	130,000	100,785
		186,667
Transportation - 0.2%
Port Seattle WA Rev Series 2024B, 5% 7/1/2033 (c)	310,000	334,414
TOTAL WASHINGTON		3,105,781
West Virginia - 0.1%
General Obligations - 0.0%
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2041	80,000	81,301
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2017A, 5% 9/1/2029	65,000	67,676
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	100,000	85,045
		152,721
TOTAL WEST VIRGINIA		234,022
Wisconsin - 0.7%
Education - 0.0%
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2046	50,000	50,156
General Obligations - 0.4%
Wisconsin St Gen. Oblig. 5% 5/1/2031	135,000	151,314
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	70,000	71,209
Wisconsin St Gen. Oblig. Series 2023 2, 5% 5/1/2035	215,000	239,049
		461,572
Health Care - 0.3%
Wisconsin Health & Edl Facs Auth Sr Living Rev (Covenant Communities Inc Proj.) Series 2018A 1, 4.125% 7/1/2053	135,000	105,065
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	40,000	36,594
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	55,000	55,365
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	195,000	148,143
Wisconsin St Health & Edl Facs Auth Rev (Medical College of WI Inc Proj.) Series 2022, 4% 12/1/2051	255,000	221,654
		566,821
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	55,354	48,826
Special Tax - 0.0%
Ashwaubenon WI Cmnty Dev Auth Lease Rev (Brown County Wisconsin Proj.) Series 2019, 0% 6/1/2049 (d)	160,000	45,431
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (c)	10,000	7,687
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Municipal Corp Insured) (d)	70,000	19,479
		72,597
TOTAL WISCONSIN		1,199,972
Wyoming - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2051 (Assured Guaranty Municipal Corp Insured)	25,000	21,991
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	25,000	21,815
TOTAL WYOMING		43,806
TOTAL MUNICIPAL SECURITIES (Cost $169,538,130)		161,817,646

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (e)(f) (Cost $1,975,125)	2.90	1,974,730	1,975,125

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $171,513,255)	163,792,771
NET OTHER ASSETS (LIABILITIES) - 0.5%	754,467
NET ASSETS - 100.0%	164,547,238

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	396,887	52,616,709	51,038,471	38,700	-	-	1,975,125	1,974,730	0.1%
Total	396,887	52,616,709	51,038,471	38,700	-	-	1,975,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	8,891,616	-	8,891,616	-
Electric Utilities	10,266,627	-	10,266,627	-
Escrowed/Pre-Refunded	1,106,475	-	1,106,475	-
General Obligations	58,739,063	-	58,739,063	-
Health Care	16,987,879	-	16,987,879	-
Housing	2,754,740	-	2,754,740	-
Industrial Development	479,954	-	479,954	-
Lease Revenue	229,042	-	229,042	-
Other	563,198	-	563,198	-
Resource Recovery	311,627	-	311,627	-
Special Tax	21,427,275	-	21,427,275	-
Tobacco Bonds	904,735	-	904,735	-
Transportation	28,120,346	-	28,120,346	-
Water & Sewer	11,035,069	-	11,035,069	-

Money Market Funds	1,975,125	1,975,125	-	-
Total Investments in Securities:	163,792,771	1,975,125	161,817,646	-
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $169,538,130)	$161,817,646
Fidelity Central Funds (cost $1,975,125)	1,975,125

Total Investment in Securities (cost $171,513,255)		$163,792,771
Receivable for investments sold		101,911
Interest receivable		1,996,937
Distributions receivable from Fidelity Central Funds		2,011
Receivable from investment adviser for expense reductions		2,522
Other receivables		15
Total assets		165,896,167
Liabilities
Payable to custodian bank	$437,645
Payable for investments purchased	453,114
Distributions payable	451,334
Accrued management fee	6,836
Total liabilities		1,348,929
Net Assets		$164,547,238
Net Assets consist of:
Paid in capital		$179,374,004
Total accumulated earnings (loss)		(14,826,766)
Net Assets		$164,547,238
Net Asset Value, offering price and redemption price per share ($164,547,238 ÷ 3,368,164 shares)		$48.85
Statement of Operations
Year ended June 30, 2025
Investment Income
Interest		$5,087,181
Income from Fidelity Central Funds		38,700
Total income		5,125,881
Expenses
Management fee	$113,871
Independent trustees' fees and expenses	439
Miscellaneous	2,522
Total expenses before reductions	116,832
Expense reductions	(2,606)
Total expenses after reductions		114,226
Net Investment income (loss)		5,011,655
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,756,258)
Total net realized gain (loss)		(3,756,258)
Change in net unrealized appreciation (depreciation) on investment securities		(57,964)
Net gain (loss)		(3,814,222)
Net increase (decrease) in net assets resulting from operations		$1,197,433

See Organization and Reorganization information note regarding reorganization from mutual fund to exchange traded fund.
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,011,655	$3,886,835
Net realized gain (loss)	(3,756,258)	(909,259)
Change in net unrealized appreciation (depreciation)	(57,964)	1,162,499
Net increase (decrease) in net assets resulting from operations	1,197,433	4,140,075
Distributions to shareholders	(4,842,935)	(3,821,144)

Share transactions
Proceeds from sales of shares	50,144,376	65,069,600
Reinvestment of distributions	2,296,744	2,412,193
Cost of shares redeemed	(49,061,348)	(58,877,357)

Net increase (decrease) in net assets resulting from share transactions	3,379,772	8,604,436
Total increase (decrease) in net assets	(265,730)	8,923,367

Net Assets
Beginning of period	164,812,968	155,889,601
End of period	$164,547,238	$164,812,968

Other Information
Shares
Sold	997,095	1,312,587
Issued in reinvestment of distributions	45,699	48,877
Redeemed	(978,243)	(1,198,217)
Net increase (decrease)	64,551	163,247

See Organization and Reorganization information note regarding reorganization from mutual fund to exchange traded fund.

Share activity is further described in Organization and Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.

Financial Highlights
Fidelity® Systematic Municipal Bond Index ETF

Years ended June 30,	2025 A	2024 A	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$49.88	$49.64	$49.42	$55.25	$54.11
Income from Investment Operations
Net investment income (loss) B,C	1.442	1.244	1.089	.761	.837
Net realized and unrealized gain (loss)	(1.081)	.222	.198	(5.831)	1.141
Total from investment operations	.361	1.466	1.287	(5.070)	1.978
Distributions from net investment income	(1.391)	(1.222)	(1.070)	(.756)	(.840)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(1.391)	(1.222)	(1.070)	(.756)	(.840)
Net asset value, end of period	$48.85	$49.88	$49.64	$49.42	$55.25
Total Return E,F	.71%	3.01%	2.64%	(9.26)%	3.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions, if any	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.89%	2.52%	2.21%	1.43%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$164,547	$164,813	$155,890	$124,941	$106,786
Portfolio turnover rate I	69%	15%	18%	30%	8%

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity Systematic Municipal Bond Index ETF (the Fund) is an exchange-traded fund of Fidelity Merrimack Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective April 4, 2025, Fidelity Municipal Bond Index Fund (Predecessor Fund) reorganized into the newly created Fidelity Systematic Municipal Bond Index ETF. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of the Fund reflects the financial information of the Predecessor Fund through April 4, 2025 (see Reorganization Information note).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the NASDAQ/NMS Global Market, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$254,419
Gross unrealized depreciation	(7,848,389)
Net unrealized appreciation (depreciation)	$(7,593,970)
Tax Cost	$171,386,741

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$58,187
Undistributed ordinary income	$18,000
Capital loss carryforward	$(7,308,982)
Net unrealized appreciation (depreciation) on securities and other investments	$(7,593,970)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,400,183)
Long-term	(4,908,799)
Total capital loss carryforward	$(7,308,982)

The tax character of distributions paid by the Fund during the period April 5, 2025 through June 30, 2025 was as follows:

Tax-exempt Income	$1,242,853
Ordinary Income	-
Total	$1,242,853

The tax character of distributions paid by the Predecessor Fund was as follows:

	July 1, 2024 through April 4, 2025	June 30, 2024
Tax-exempt Income	$3,590,546	$3,821,105
Ordinary Income	9,536	-
Total	$3,600,082	$3,821,105

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Systematic Municipal Bond Index ETF	113,701,472	108,901,638

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services.

Effective April 5, 2025, the Fund pays a monthly management fee that is based on an annual rate of .05% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

During the period July 1, 2024 through April 4, 2025, the Predecessor Fund paid a monthly management fee that was based on an annual rate of .07% of average net assets. Under the management contract, the investment adviser paid all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $84.

In addition, during the period April 5, 2025 through June 30, 2025 the investment adviser or an affiliate reimbursed and/or waived a portion of the Fund's operating expenses in the amount of $2,522.

7. Committed Line of Credit.
During the period July 1, 2024 through April 4, 2025, the Predecessor Fund participated with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees were charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees were borne by the investment adviser.

Interest was charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period July 1, 2024 through April 4, 2025, there were no borrowings on this line of credit.
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Reorganization Information.
On April 4, 2025 the Fidelity Municipal Bond Index Fund (Predecessor Fund) reorganized into a newly created Fidelity Systematic Municipal Bond Index ETF (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The securities held by the Predecessor Funds were the primary assets acquired by the Fund. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Municipal Bond Index Fund	171,983,791	(4,221,060)	174,021,094	9,430,193	.3690720000

Legal Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity Systematic Municipal Bond Index ETF	50	174,021,144

Pro forma results of operations of the combined entity for the entire period ended June 30, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$5,039,119
Total net realized gain (loss)	(3,756,258)
Total change in net unrealized appreciation (depreciation)	(57,964)
Net increase (decrease) in net assets resulting from operations	$1,224,897

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since April 4, 2025.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of Fidelity Systematic Municipal Bond Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Systematic Municipal Bond Index ETF (one of the funds constituting Fidelity Merrimack Street Trust, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of Fidelity Systematic Municipal Bond Index ETF's income dividends was free from federal income tax, and 7.97% of Fidelity Systematic Municipal Bond Index ETF's income dividends were subject to the federal alternative minimum tax.

During the fiscal year ended 2025, 100% of Fidelity Municipal Bond Index Fund's income dividends was free from federal income tax, and 6.63% of Fidelity Municipal Bond Index Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Systematic Municipal Bond Index ETF

At its September 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund will commence operations by acquiring the assets of the acquired fund in a reorganization, and the acquired fund is to be the accounting survivor after the reorganization. Performance information for the acquired fund was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board also considered FMR's proprietary systematic municipal bond index methodology.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed all-inclusive (subject to certain exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Based on its review, the Board concluded that the management fee and the projected total net expenses of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund will commence operations by acquiring the assets of the acquired fund in a reorganization, and the acquired fund is to be the accounting survivor after the reorganization. Revenue, expense, and profitability data for the acquired fund was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts.
Economies of Scale. The Board considered economies of scale based on the operating experience of the acquired fund to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with converting a mutual fund into an exchange-traded fund, the management fee for the fund was set at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through September 30, 2026.

1.9917221.100
SMBI-ANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025